1. Summary of Significant Accounting Policies (Details - Earnings per share) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (2,990,459)	$ (1,270,801)	$ (4,871,846)	$ (5,015,460)	$ (603,869)	$ (92,720)	$ (9,133,106)	$ (5,712,049)	$ (6,265,251)	$ (3,651,995)
Denominator:
Weighted-average shares outstanding	275,203,293			115,404			144,871,780	72,839	602,038	28,937
Basic (loss) per share							$ (0.08)	$ (0.01)	$ (10.41)	$ (126.20)